Offerings	Jun. 09, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares par value $0.43696 per share ("Common Shares")
Fee Rate	0.01381%
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Warrants to purchase Common Shares
Fee Rate	0.01381%
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Units (consisting of Common Shares and Warrants)
Fee Rate	0.01381%
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 215,699,203.48
Fee Rate	0.01381%
Amount of Registration Fee	$ 29,788.06
Offering Note	(a) Represents securities that may be offered and sold from time to time in one or more offerings by Newegg Commerce, Inc. (the "Registrant"). There are being registered hereunder such indeterminate number of the securities of each identified class as may be sold in any combination by the Registrant from time to time at indeterminate prices, with the aggregate initial offering price not to exceed $250,000,000. The securities registered also include such indeterminate amount of securities as may be issued upon exercise of warrants registered hereunder or pursuant to the antidilution provisions of any such securities. Separate consideration may or may not be received for securities that are issued upon the conversion or exercise of, or in exchange for, other securities offered hereby. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. (b) The amount registered, the proposed maximum offering price per unit and the maximum aggregate offering price for each class of security will be determined from time to time by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder and are not specified as to each class of security pursuant to Instructions 2.A.ii.b. and 2.A.iii.b. to the Calculation of Filing Fee Tables under Item 9(b) of Form F-3 under the Securities Act of 1933, as amended (the "Securities Act"). (c) Pursuant to Rule 416 under the Securities Act, the shares being registered hereunder include an indeterminate number of Common Shares as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares (secondary offering)
Amount Registered | shares	7,000,000
Proposed Maximum Offering Price per Unit	17.7650
Maximum Aggregate Offering Price	$ 124,355,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 17,173.43
Offering Note	(a) Represents Common Shares of the Registrant that will be offered for resale by the selling shareholders pursuant to the registration statement to which this exhibit is attached. Pursuant to Rule 416 under the Securities Act, the shares being registered hereunder include an indeterminate number of Common Shares as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions. (b) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) of the Securities Act, on the basis of the average of the high and low prices for a share of the registrant's Common Shares as reported on the Nasdaq Capital Market on May 28, 2026.
Offering: 6
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 34,300,796.52
Amount of Registration Fee	$ 4,736.94
Offering Note	Based on revisions to the Offset Claims and Sources in Table 2 below, the aggregate total net fee due for the securities registered pursuant to this registration statement and as described in footnotes (1) and (2) above is $8,203.92. In connection with the initial filing of this registration statement on June 1, 2026, the Registrant previously paid a registration fee in cash of $4,736.94. Accordingly, the net fee due is $3,466.98. No new amount or type of securities is being registered pursuant to the filing of Amendment No. 1 to this registration statement. Also see footnote (1) to this Table 1 for a description of total registered securities categorized under unallocated (universal) shelf.